UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		2 Months Ended	4 Months Ended	6 Months Ended
		Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities
Net profit/(loss)		$ 3,706	$ (32)	$ (605)
(Loss)/profit from continuing operations		3,710	(32)	(574)
Loss from discontinued operations		(4)	0	(31)
Net operating net loss adjustments related to discontinued operations	[1]	29	0	31
Adjustments to reconcile net profit/(loss) to net cash provided by/(used in) operating activities:
Depreciation		21	50	83
Amortization of unfavorable and favorable contracts		0	18	0
Gain on disposals		(2)	0	(11)
Loss on impairment of intangible assets		0	0	152
Share in results from associated companies (net of tax)		2	6	(1)
Deferred tax loss/(benefit)		(2)	3	(1)
Unrealized gain on derivative		(1)	(4)	0
Payment in kind interest		0	16	0
Amortization of discount on debt		7	(1)	54
Unrealized foreign exchange loss/(gain)		(6)	1	(4)
Non-cash gain/(loss) reorganization items, net		(3,491)	0	178
Fresh Start valuation adjustments		(242)	0	0
Change in allowance for credit losses		(1)	0	48
Other cash movements in operating activities
Payments for long-term maintenance		(4)	(34)	(26)
Repayments made under lease arrangements		(11)	0	(31)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable		(32)	44	10
Trade accounts payable		0	16	14
Prepaid expenses/accrued revenue		1	(4)	3
Deferred revenue		(18)	13	3
Related party receivables		(13)	(6)	(16)
Related party payables		0	0	1
Other assets		(3)	(35)	(9)
Other liabilities		4	(33)	63
Net cash flows provided by/(used in) operating activities		(56)	18	(64)
Cash Flows from Investing Activities
Additions to drilling units and equipment		(18)	(58)	(13)
Proceeds from disposal of assets		2	0	7
Impact on cash from deconsolidation of discontinued operation		(94)	0	0
Cash flows from investing activities (discontinued operations)		0	0	(13)
Net cash flows used in investing activities		(110)	(58)	(19)
Cash Flows from Financing Activities
Proceeds from debt		175	0	0
Proceeds from convertible bond issuance		50	0	0
Repayments of secured credit facilities		(160)	0	0
Net cash provided by financing activities		65	0	0
Effect of exchange rate changes on cash		6	(1)	4
Net decrease in cash and cash equivalents, including restricted cash		(95)	(41)	(79)
Cash and cash equivalents, including restricted cash, at beginning of the period		509	468	644
Included in cash and cash equivalents and restricted cash per the balance sheet		535	509
Included in assets of discontinued operations		0	0	51
Cash and cash equivalents, including restricted cash, at the end of period		509	468	644
Included in cash and cash equivalents and restricted cash per the balance sheet		509	468	593
Supplementary disclosure of cash flow information
Interest paid		0	17	0
Taxes paid		(1)	(6)	(3)
Reorganization items, net paid		$ (56)	$ (8)	$ 0

[1]	Relates to adjustments made to the net income/loss from discontinued operations to reconcile to net cash flows from operating activities from discontinued operations. The adjustments reconcile net loss to net cash used in operating activities, other cash movements in operating activities, and changes in operating assets and liabilities, net of the effect of acquisitions and disposals. The net cash provided by operating activities related to discontinued operations for the successor period from February 23, 2022 through June 30, 2022 was nil and for the predecessor period from January 1, 2022 through February 22, 2022 was $25 million. (Six months ended June 30, 2021 (Predecessor): nil ).